Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

As required by Item 402(x) of Regulation S-K, we are providing the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information.

With respect to our annual awards, our longstanding practice has been to grant these annual long-term incentive equity awards, including stock options, on the date of the Compensation Committee’s first meeting of each calendar year. However, in 2026, our earnings release and earnings call occurred later than usual as a result of the closing of the Wells Fargo Transaction. To align with our past practice of issuing incentive equity award grants, including option grants, after our annual earnings release, we delayed the 2026 award grant date until after the second meeting of the Compensation Committee in February 2026. We expect to revert to our previous schedule in 2027.

In addition to grants made as part of our annual equity grant process for our current employees, grants may also be made during the year to newly hired employees as part of the new-hire compensation package or to existing employees for purposes of retention. Any such grants to executive officers are generally approved at meetings of the Compensation Committee or the Board. When determining the timing of the long-term incentive equity award grants, the Compensation Committee strives to grant our awards at least five business days before, and at least two business days after, the public disclosure of material nonpublic information. For all stock option awards, the exercise price is no less than the average of the high and low prices of our common stock on the date of the grant. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants.

During fiscal year 2025, we did not grant any stock options or option-like instruments to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material nonpublic information.

Award Timing Method	When determining the timing of the long-term incentive equity award grants, the Compensation Committee strives to grant our awards at least five business days before, and at least two business days after, the public disclosure of material nonpublic information.
Award Timing Predetermined	false
Award Timing, How MNPI Considered	When determining the timing of the long-term incentive equity award grants, the Compensation Committee strives to grant our awards at least five business days before, and at least two business days after, the public disclosure of material nonpublic information. For all stock option awards, the exercise price is no less than the average of the high and low prices of our common stock on the date of the grant. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants.

During fiscal year 2025, we did not grant any stock options or option-like instruments to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material nonpublic information.

MNPI Disclosure Timed for Compensation Value	false